INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax components

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$	$	$	$
Current	(140,561)	1,766	(140,561)	(122,380)
Deferred	–	–	–	–
Total income tax expense	(140,561)	1,766	(140,561)	(122,380)

Schedule of reconciliation of income tax expense

	Six months ended June 30,
	2025		2024
Taiwan (2024-2025:PRC) income tax statutory rate	20.00%		20.00%
Tax effect of non-deductible expenses	(3.15%	)	(11.84%	)
Tax effect of stock-based compensation	(4.41%	)	(0.6%	)
Tax effect of non-taxable income	–		–%
Impact of different tax rates in other jurisdictions	(0.15%	)	(0.02%	)
Others	–		(1.7%	)
Changes in valuation allowance	(12.29%	)	(–%	)
Effective tax rate	–		(6.1%	)

Schedule of movement in valuation allowance

	June 30, 2025	December 31, 2024
	$	$
Balance at beginning of the period (January 1, 2025)	95,844	95,844
Additions of valuation allowance	–	–
Reductions of valuation allowance	–	–
Balance at the end of the period (June 30, 2025)	95,844	95,844